Document and Entity Information	Apr. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	Casa Systems, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38324
Entity Tax Identification Number	75-3108867
Entity Address Address Line 1	100 Old River Road
Entity Address City Or Town	Andover
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01810
City Area Code	978
Local Phone Number	688-6706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CASSQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001333835
Amendment Flag	false